Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure Excluding Noncurrent Inventory [Text Block]
6.	Inventories

	December 31,	December 31,
	2015	2014
Raw materials	$2,450	$2,603
Work in progress	3,636	4,056
Finished goods	12,599	12,053
Inventories	$18,685	$18,712

For the year ended December 31, 2015, the Company charged $2,154 of excessive fixed production overhead to cost of sales (2014 - $1,764, 2013 - $1,790).

For the year ended December 31, 2015, the cost of sales includes $1,820 of inventory provision for products that are likely to expire before being sold (2014 - $1,026, 2013 - $1,052).